UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/                                       Bloomfield Hills, MI       11-01-06
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     172
                                            -------------------------

Form 13F Information Table Value Total:     $499,248
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Acme United Corporation        com 004816104  369      25000  SH        SOLE           25000
ACCO Brands Corporation        com 00081T108 1362      61200  SH        SOLE           61200
ADTRAN, Inc.                   com 00738a106 4113     172550  SH        SOLE           172550
Alliant Techsystems Inc.       com 018804104 1459      18000  SH        SOLE           18000
Alltel Corporation             com 020039103 1969      35475  SH        SOLE           35475
American International Group   com 026874107  412       6225  SH        SOLE           6225
American Safety Insurance      com g02995101 4904     268000  SH        SOLE           268000
American Science & Engineering com 029429107 3784      78000  SH        SOLE           78000
American Woodmark Corporation  com 030506109 5138     152500  SH        SOLE           152500
AMETEK Inc.                    com 031100100 1942      44600  SH        SOLE           44600
Anadarko Petroleum Corporation com 032511107 1446      33000  SH        SOLE           33000
A.S.V. Inc.                    com 001963107  969      65000  SH        SOLE           65000
Automatic Data Processing,Inc. com 053015103  636      13440  SH        SOLE           13440
BB&T Corporation               com 066821109 3778      86300  SH        SOLE           86300
Balchem Corporation            com 057665200 1445      73000  SH        SOLE           73000
Beckman Coulter, Inc.          com 075811109 4990      86700  SH        SOLE           86700
Becton, Dickinson & Company    com 075887109  565       8000  SH        SOLE           8000
Bed Bath and Beyond Inc.       com 075896100 2032      53100  SH        SOLE           53100
Berkshire Hathaway CL A        com 084670108 1437         15  SH        SOLE           15
Berkshire Hathaway CL B        com 084670207 1612        508  SH        SOLE           508
Black & Decker Corp.           com 091797100 2142      27000  SH        SOLE           27000
Biomet, Inc.                   com 090613100 1960      60900  SH        SOLE           60900
Briggs & Stratton Corp.        com 109043109  171       6200  SH        SOLE           6200
Brown & Brown,Inc.             com 115236101 2283      74700  SH        SOLE           74700
Brunswick Corporation          com 117043109  561      18000  SH        SOLE           18000
Caterpillar Inc.               com 149123101 3382      51400  SH        SOLE           51400
C.R. Bard, Inc.                com 067383109 2257      30100  SH        SOLE           30100
Century Bancorp, Inc.          com 156432106 1340      51800  SH        SOLE           51800
CenturyTel, Inc.               com 156700106  714      18000  SH        SOLE           18000
Champion Enterprises, Inc.     com 158496109 2852     413400  SH        SOLE           413400
Chattem, Inc.                  com 162456107 6511     185400  SH        SOLE           185400
CheckPoint Software
  Technologies, Ltd.           com M22465104  477      25000  SH        SOLE           25000
Chico's FAS, Inc.              com 168615102 6490     301450  SH        SOLE           301450
Christopher & Banks Corp.      com 171046105 1050      35600  SH        SOLE           35600
Citigroup Inc.                 com 172967101  867      17466  SH        SOLE           17466
Citizens Banking Corporation   com 174420109 1116      42500  SH        SOLE           42500
CLARCOR Inc.                   com 179895107 1884      61800  SH        SOLE           61800
Coach Inc.                     com 189754104  575      16700  SH        SOLE           16700
Comerica Inc.                  com 200340107  239       4200  SH        SOLE           4200
ConocoPhillips                 com 20825C104 5608      94200  SH        SOLE           94200
Core Laboratories N.V.         com N22717107 1059      16600  SH        SOLE           16600
Corinthian Colleges, Inc.      com 218868107  142      13100  SH        SOLE           13100
Countrywide Financial
  Corporation                  com 222372104  925      26400  SH        SOLE           26400
Craftmade International,Inc.   com 22413E10410043     586300  SH        SOLE           586300
Danaher Corp.                  com 235851102 2101      30600  SH        SOLE           30600
Diamond Offshore Drilling, Inc.com 25271C102  970      13400  SH        SOLE           13400
Diebold Incorporated           com 253651103 6016     138200  SH        SOLE           138200
Dollar Tree Stores, Inc.       com 25674710610918     352650  SH        SOLE           352650
Donaldson Company, Inc.        com 257651109 2266      61400  SH        SOLE           61400
Dover Corporation              com 260003108 1508      31800  SH        SOLE           31800
Duke Realty Corporation        com 264411505  448      12000  SH        SOLE           12000
Emerson Electric Co.           com 291011104  440       5250  SH        SOLE           5250
EnCana Corporation             com 292505104  934      20000  SH        SOLE           20000
Everest Re Group, Ltd.         com 012268483 4993      51200  SH        SOLE           51200
Expeditors International       com 302130109 2189      49100  SH        SOLE           49100
Exxon Mobil Corporation        com 302290101 3538      52726  SH        SOLE           52726
FPL Group, Inc.                com 302571104 1755      39000  SH        SOLE           39000
FactSet Research Systems Inc.  com 303075105 2475      50950  SH        SOLE           50950
First Data Corporation         com 319963104  997      23750  SH        SOLE           23750
First Marblehead Corporation   com 320771108  145      2100   SH        SOLE           2100
Fleetwood Enterprises Inc.     com 339099103  118      17500  SH        SOLE           17500
Fortune Brands Inc.            com 349631101 1157      15400  SH        SOLE           15400
Franklin Electric Company      com 353514102 2460      46300  SH        SOLE           46300
Fremont Michigan InsuraCorp    com 357365105 1123      27050  SH        SOLE           27050
Frontier Oil Corporation       com 35914P105  771      29000  SH        SOLE           29000
Gallagher & Co., (Arthur J.)   com 363576109 3531     132400  SH        SOLE           132400
General Dynamics Corporation   com 369550108 9488     132380  SH        SOLE           132380
Gentex Corporation             com 37190110914891    1047900  SH        SOLE           1047900
Genuine Parts Company          com 372460105 3532      81900  SH        SOLE           81900
Graco Inc.                     com 38410910410946     280250  SH        SOLE           280250
Harley Davidson, Inc.          com 412822108 5026      80100  SH        SOLE           80100
Hartmarx Corporation           com 417119104  882     130300  SH        SOLE           130300
Health Care Property           com 421915109 2254      72600  SH        SOLE           72600
Hibbett Sporting Goods, Inc.   com 428565105 1033      39450  SH        SOLE           39450
Hormel Foods Corporation       com 440452100  720      20000  SH        SOLE           20000
Home Depot, Inc.               com 437076102  687      18955  SH        SOLE           18955
Host Hotels & Resorts          com 44107p104  429      18700  SH        SOLE           18700
Huntington Bancshares Inc.     com 446150104  359      15000  SH        SOLE           15000
I. Gordon Corporation          com 382784106  322      16499  SH        SOLE           16499
Input/Output, Inc.             com 45765210513285    1337900  SH        SOLE           1337900
ITT Industries, Inc.           com 450911102 2030      39600  SH        SOLE           39600
iShares S&P 100 Index          com 464287101  931      15000  SH        SOLE           15000
J.M. Smucker Company           com 832696405  479      10000  SH        SOLE           10000
Johnson Controls, Inc.         com 478366107 4283      59700  SH        SOLE           59700
Johnson & Johnson              com 478160104  807      12429  SH        SOLE           12429
Jones Apparel Group Inc.       com 480074103  497      15625  SH        SOLE           15625
K-Swiss Inc. - Class A         com 482686102  427      14200  SH        SOLE           14200
Kellogg Corporation            com 487836108 3100      62600  SH        SOLE           62600
Kinectic Concepts, Inc.        com 49460W20820694     657800  SH        SOLE           657800
Landstar System, Inc.          com 515098101 1981      46400  SH        SOLE           46400
Layne Christensen Company      com 521050104  726      25400  SH        SOLE           25400
Leggett & Platt, Inc.          com 524660107 9168     366300  SH        SOLE           366300
Leucadia National Corporation  com 527288104  793      30300  SH        SOLE           30300
Lifetime Brands Inc.           com 53222q10317380     938468  SH        SOLE           938468
MBIA Inc.                      com 55262C100  307       5000  SH        SOLE           5000
Mackinac Financial Corporation com 554571109  800      75800  SH        SOLE           75800
Manor Care, Inc.               com 564055101 4747      90800  SH        SOLE           90800
Matthews International Corp.   com 577128101  184       5000  SH        SOLE           5000
Masco Corporation              com 574599106  960      35000  SH        SOLE           35000
McCormick & Co. Inc.           com 579780206 3228      85000  SH        SOLE           85000
Meadowbrook Insurance          com 58319p10810343     918600  SH        SOLE           918600
MedQuist, Inc.                 com 584949101  387      33400  SH        SOLE           33400
Mettler-Toledo Intl Inc.       com 592688105 2110      31900  SH        SOLE           31900
Mine Safety Appliances Company com 602720104 4398     123400  SH        SOLE           123400
Mylan Laboratories             com 628530107 3466     172200  SH        SOLE           172200
National City Corporation      com 635405103 2606      71200  SH        SOLE           71200
National Dentex Corporation    com 63563h109 1148      58400  SH        SOLE           58400
National Fuel Gas              com 636180101  363      10000  SH        SOLE           10000
Neogen Corporation             com 640491106 4715     218000  SH        SOLE           218000
Newell Rubbermaid Inc.         com 651229106 1048      37000  SH        SOLE           37000
Nobel Learning Communities Inc com 654889104  206      20000  SH        SOLE           20000
Occidental Petroleum Corp.     com 674599105 2203      45800  SH        SOLE           45800
Ohio Savings Financial         com 677502106 1680        148  SH        SOLE           148
PACCAR, Inc.                   com 703395103  428       7500  SH        SOLE           7500
PICO Holdings, Inc.            com 693366205  775      23800  SH        SOLE           23800
Patterson Companies Inc.       com 703395103 1865      55500  SH        SOLE           55500
Patterson-UTI Energy, Inc.     com 703414102  284      11950  SH        SOLE           11950
Pfizer, Inc.                   com 717081103  454      16000  SH        SOLE           16000
Pharmaceutical HOLDR           com 71712a206  437       5600  SH        SOLE           5600
Pinnacle West Capital Corp.    com 723484101  721      16000  SH        SOLE           16000
Plum Creek Timber Company, Inc.com 729251108  633      18600  SH        SOLE           18600
Polaris Industries Inc.        com 731068102 5226     127000  SH        SOLE           127000
Prestige Brands Holdings, Inc. com 74112d101  390      35000  SH        SOLE           35000
Pulte Homes Inc.               com 74586710111750     368800  SH        SOLE           368800
RC2 Corporation                com 749388104 7731     230500  SH        SOLE           230500
Rockwell Collins, Inc.         com 774341101 2292      41800  SH        SOLE           41800
Ross Stores, Inc.              com 778296103 6346     249750  SH        SOLE           249750
RPM International, Inc.        com 749685103 1899     100000  SH        SOLE           100000
Rydex Russell Top 50           com 78355W205 3879      38500  SH        SOLE           38500
SEI Investments Co.            com 784117103 2641      47000  SH        SOLE           47000
SEMCO Energy, Inc.             com 78412d109 1777     315000  SH        SOLE           315000
Schering-Plough                com 806605101  459      20800  SH        SOLE           20800
Sherwin Williams Co.           com 824348106 6777     121500  SH        SOLE           121500
Simpson Manufacturing Co., Inc.com 829073105 3784     140000  SH        SOLE           140000
Southwestern Energy Company    com 845467109 3017     101000  SH        SOLE           101000
Sparton Corp.                  com 847235108 2060     246732  SH        SOLE           246732
Stanley Furniture Company      com 854305208 1705      80000  SH        SOLE           80000
Stericycle, Inc.               com 858912108  872      12500  SH        SOLE           12500
Stratsys, Inc.                 com 862685104 4598     174106  SH        SOLE           174106
Strattec Security Corporation  com 863111100 1567      40875  SH        SOLE           40875
Stryker Corp.                  com 863667101 5673     114400  SH        SOLE           114400
Student Loan Corporation       com 86390210211468      59675  SH        SOLE           59675
Sun Hydraulics Corporation     com 866942105  205      10000  SH        SOLE           10000
Superior Uniform Group Inc.    com 868358102 1326     107100  SH        SOLE           107100
Synovus Financial Corp.        com 87161c105 4088     139200  SH        SOLE           139200
TCF Financial Corporation      com 872275102 2668     101500  SH        SOLE           101500
Teleflex Inc.                  com 879369106 1001      18000  SH        SOLE           18000
The Goldman Sachs Group, Inc.  com 38141G104  809       4780  SH        SOLE           4780
The McGraw-Hill Companies      com 580645109  290       5000  SH        SOLE           5000
The Ryland Group, Inc.         com 783764103 3202      74100  SH        SOLE           74100
The Southern Company           com 842587107  629      18250  SH        SOLE           18250
The ServiceMaster Company      com 81760n109 2198     196100  SH        SOLE           196100
The Stanley Works              com 854616109  997      20000  SH        SOLE           20000
The Toro Company               com 891092108 2146      50900  SH        SOLE           50900
Thor Industries, Inc.          com 88516010112882     312900  SH        SOLE           312900
Toll Brothers Inc.             com 889478103  497      17700  SH        SOLE           17700
Transocean Inc.                com G90078109  783      10700  SH        SOLE           10700
TVI Corporation                com 872916101 3135    1472000  SH        SOLE           1472000
Unico American Corporation     com 904607108 5387     520445  SH        SOLE           520445
United Bankshares,Inc.         com 909907107  968      26000  SH        SOLE           26000
United Fire & Casualty         com 910331107 2347      75000  SH        SOLE           75000
Varian Medical Systems, Inc.   com 92220P105 1708      32000  SH        SOLE           32000
VF Corporation                 com 918204108 2940      40300  SH        SOLE           40300
Wal-Mart Stores Inc.           com 931142103  616      12500  SH        SOLE           12500
Washington Real Estate
  Investment Trust             com 939653101  979      24600  SH        SOLE           24600
Waters Corporation             com 941848103 9373     207000  SH        SOLE           207000
Weyco Group, Inc.              com 962149100  895      40000  SH        SOLE           40000
W.W. Grainger, Inc.            com 384802104  985      14700  SH        SOLE           14700
XTO Energy Inc.                com 98385x106 3449      81865  SH        SOLE           81865
Yak Communications Inc.        com 984208207  640     125000  SH        SOLE           125000
Zale Corporation               com 988858106 4577     165000  SH        SOLE           165000
Zebra Technologies Corporation com 98920710514096     394400  SH        SOLE           394400